Consolidated Statements of Income and Comprehensive Income (Loss) (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Class A and Class B ordinary shares - Diluted	[1]	81,806,660	80,000,000	80,000,000
Class A and Class B ordinary shares - Diluted	[1]	$ 0.13	$ 0.10	$ 0.09

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.